Note 7 - Loans Receivable, Net and Allowance for Credit Losses (Details Textual)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Troubled Debt Restructuring, Number of Contracts	0	2
Financing Receivable, Modified, Accumulated		$ 136,000
Financing Receivable, Modified, Commitment to Lend		0
Provision for Loan, Lease, and Other Losses	$ 157,000	2,475,000
Off-Balance-Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	202,000	0
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	610,878,000	630,761,000
Financing Receivable, Nonaccrual, Interest Income	0	0
Financing Receivable, Nonaccrual, Interest Income, Foregone	9,000	167,000
Nonperforming Financial Instruments [Member]
Financing Receivable, before Allowance for Credit Loss, Fee and Loan in Process	$ 452,000	$ 2,000,000